Loans and Borrowings (Details) - Schedule of Changes in the Working Capital Loans - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Presents the Changes in the Working Capital Loans [Abstract]
Balance Beginning		$ 4,721,366
Additions – working capital loans
Interest (note 9)		88,757
Repayment of working capital loans		(4,810,123)
Balance Ending